Segment Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting
(17)	Segment Reporting

The Company’s three reportable segments represent distinct product lines and are viewed separately for strategic planning purposes and internal reporting. The 2014 totals include the receivable factoring results for four months, as NBC acquired CBI on August 29, 2014. There are no amounts to report for this segment during 2013 and 2012. The following table is a reconciliation of the reportable segment revenues, expenses and profit to the Company’s consolidated totals.

	Retail and Commercial Banking	Mortgage Division (1)	Receivables Factoring	Elimination Entries (2)	Total
Twelve Months Ended December 31, 2014:
Interest income	$27,144	410	4,345	(557)	31,342
Interest expense	2,746	123	731	(731)	2,869

Net interest income	24,398	287	3,614	174	28,473
Provision for loan and lease losses	—	—	804	174	978
Noninterest income	811	4,199	22	—	5,032
Noninterest expense	18,048	3,681	1,724	—	23,453

Net earnings before tax & noncontrolling interest	7,161	805	1,108	—	9,074
Income tax expense	2,627	306	226	—	3,159
Noncontrolling interest	—	—	(512)	—	(512)

Net earnings attributable to National Commerce Corporation	$4,534	499	370	—	5,403

Total assets as of December 31, 2014	$1,099,191	9,329	105,330	(75,424)	1,138,426

Twelve Months Ended December 31, 2013:
Interest income	$22,893	419	—	—	23,312
Interest expense	2,471	142	—	—	2,613

Net interest income	20,422	277	—	—	20,699
Provision for loan and lease losses	—	—	—	—	—
Noninterest income	617	4,685	—	—	5,302
Noninterest expense	15,819	3,866	—	—	19,685

Net earnings before tax & noncontrolling interest	5,220	1,096	—	—	6,316
Income tax expense	1,894	416	—	—	2,310
Noncontrolling interest	—	—	—	—	—

Net earnings attributable to National Commerce Corporation	$3,326	680	—	—	4,006

Total assets as of December 31, 2013	$784,622	7,159	—	—	791,781

Twelve Months Ended December 31, 2012:
Interest income	$19,517	435	—	—	19,952
Interest expense	3,128	152	—	—	3,280

Net interest income	16,389	283	—	—	16,672
Provision for loan and lease losses	125	—	—	—	125
Noninterest income	760	3,905	—	—	4,665
Noninterest expense	14,912	3,172	—	—	18,084

Net earnings before tax & noncontrolling interest	2,112	1,016	—	—	3,128
Income tax expense	685	386	—	—	1,071
Noncontrolling interest	—	—	—	—	—

Net earnings attributable to National Commerce Corporation	$1,427	630	—	—	2,057

Total assets as of December 31, 2012	$679,523	13,836	—	—	693,359

(1)	Noninterest income for mortgage division includes intercompany income allocation.
(2)	Entry to remove intercompany interest allocated to the receivables factoring segment and other purchase related adjustments. For segment reporting purposes, we allocate a funding cost of Fed Funds plus 2.5% to the factoring segment.